Background Background (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Feb. 03, 2012
Background Details [Line Items]
Separation related adjustments			$ (191,000,000)
Payment to Ralcorp	0	0	(900,000,000)
Shares Of Ralcorp Stock For Each Share of Post Common Stock				2
Equity Investment in Affiliate			60,200,000
Shares of common stock retained by former parent in Spin-Off			6,800,000
Principal Owner [Member]
Background Details [Line Items]
Debt Instrument, Face Amount			784,500,000
Net Investment [Member]
Background Details [Line Items]
Separation related adjustments			$ (182,800,000)